Employee benefits - Labor expenses - Components - Tabular disclosure (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€) employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average number of employees (full-time equivalents) | employee	130,307	132,002	133,787
Wages and employee benefit expenses	€ (8,754)	€ (9,587)	€ (8,331)
o/w wages and salaries	(6,328)	(6,232)	(6,224)
o/w social security charges	(2,132)	(2,148)	(2,118)
o/w French part-time for senior plans	(313)	(1,209)	23
o/w capitalized costs	818	849	866
Other	(799)	(847)	(879)
Employee profit sharing	149	145	142
Share-based compensation	(16)	(185)	(18)
Total labor expenses	(8,920)	(9,917)	(8,490)
Net interest on the net defined liability in finance costs	(13)	(10)	(12)
Actuarial gains and losses on post-employment benefits, gross amount	176	59	(13)
Social contributions not presented in equity	(1)	(13)	5
Employee shareholding plan Together 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		(172)
Free share award plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	€ (16)	€ (13)	€ (18)